May 4, 2026
Disclosure Review and Accounting Office
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E. (Mail Stop 5-6)
Washington, D.C. 20549
ATTN: Document Control – Edgar
RE:
RiverSource Life Insurance Company
on behalf of RiverSource Variable Account 10
Post Effective Amendment No. 18 on Form N-4
File Nos. 333-177380/811-07355
RiverSource® Retirement Group Annuity Contract I
Post Effective Amendment No. 2 on Form N-4
File No. 333-290377
Dear Mr. Cowan:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced variable annuity do not differ from that contained in Post-Effective Amendment No. 18 on Form N-4, File No. 333-177380/811-07355 filed on April 28, 2026 and Post-Effective Amendment No. 2 on Form N-4, File No. 333-290377 filed on April 30, 2026.
If you have any questions regarding this filing, please contact me at (612) 678-5337.
Very truly yours,
/s/ Nicole D. Wood
Nicole D. Wood Assistant General Counsel and Assistant Secretary